Fair Value of Financial Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financial assets, Carrying amount:
Policy loans	$ 263	$ 261
Financial liabilities, Carrying amount :
Investment contracts	558,261	675,759
Financial assets, Fair value:
Policy loans	263	261
Financial liabilities, Fair value:
Investment contracts	558,633	676,055
Fair Value, Inputs, Level 2
Financial assets, Fair value:
Policy loans	263	261
Fair Value, Inputs, Level 3
Financial liabilities, Fair value:
Investment contracts	$ 558,633	$ 676,055